SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT	12 Months Ended
Dec. 28, 2014
SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
CONDENSED BALANCE SHEETS
(Amounts in thousands, except share amounts)

	December 28, 2014	December 29, 2013
Assets
Current assets:
Cash and cash equivalents	$50	$50
Intercompany receivable	187,921	5,510

Total current assets	187,971	5,560
Other intangible assets, net	294	626
Investment in subsidiaries	347,454	340,113

Total assets	$535,719	$346,299

Liabilities and stockholders' equity
Current liabilities:
Accrued expenses	$371	$26
Intercompany payable	18,140	4,414

Total current liabilities	18,511	4,440
Commitments and contingencies
Stockholders' equity:
Issued and outstanding shares—73,755,388 at December 28, 2014 and 57,171,190 at December 29, 2013	74	57
Additional paid-in capital	489,550	311,935
Retained earnings (deficit)	32,001	(1,117)
Accumulated other comprehensive (loss) income	(4,417)	30,984

Total stockholders' equity	517,208	341,859

Total liabilities and stockholders' equity	$535,719	$346,299

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME

(Amounts in thousands)

	Fiscal Year 2014	Fiscal Year 2013	Period From November 15, 2012 Through December 30, 2012
Operating and administrative expenses	$15,892	$1,714	$42

Loss before income taxes	(15,892)	(1,714)	(42)
Income tax benefit	6,268	651	—

Loss before equity in net income (loss) of subsidiaries	(9,624)	(1,063)	(42)
Equity in net income (loss) of subsidiaries, net of tax	42,742	9,234	(9,246)

Net income (loss)	33,118	8,171	(9,288)
Derivative instruments:
Minimum pension obligation adjustment, net of tax of $(21,744), $15,066 and $4,029, respectively	(32,480)	22,505	6,019
(Loss) gain, net of tax of $(1,670) and $1,932, respectively	(2,504)	2,898	—
Reclassification adjustments, net of tax of $6 and $(12), respectively	9	(18)	—
Foreign currency translation	(426)	(420)	—

Other comprehensive (loss) income	(35,401)	24,965	6,019

Comprehensive (loss) income	$(2,283)	$33,136	$(3,269)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Fiscal Year 2014	Fiscal Year 2013
Operating activities
Net cash used in operating activities	$(963)	$(1,360)
Investing activities
Investment in capitalized software	(132)	—
Investment in subsidiaries	(165,529)	(2,794)

Net cash used in investing activities	(165,661)	(2,794)
Financing activities
Issuance of common stock in IPO	173,080	—
Issuance of common stock, other	79	1,700
Proceeds from exercise of stock options	450	—
Payment of minimum withholding taxes on net share settlement of stock option exercise	(2,667)	—
Payments of deferred IPO costs	(5,046)	—
Excess tax benefits related to share-based payments	728	—
Change in intercompany financing activities	—	1,359

Net cash provided by financing activities	166,624	3,059

Net (decrease) increase in cash and cash equivalents	—	(1,095)
Cash and cash equivalents at beginning of period	50	1,145

Cash and cash equivalents at end of period	$50	$50

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

Notes to Condensed Financial Statements

Note 1: Basis of presentation

        Smart & Final Stores, Inc. (the "Parent Company") is a holding company with no material operations of its own and conducts substantially all of its activities through its direct wholly owned subsidiary, SF CC Intermediate Holdings, Inc. and its subsidiaries and affiliate. The Parent Company was incorporated in October 2012 and became the ultimate parent company of our business in November 2012, pursuant to the acquisition by Ares Management LLC ("Ares Management") on November 15, 2012 (the "Ares Acquisition").

        The accompanying condensed financial statements include the accounts of the Parent Company and, on an equity basis, its direct and indirect subsidiaries and affiliate. Accordingly, these condensed financial statements have been presented on a "parent-only" basis. Under a parent-only presentation, the Parent Company's investment in subsidiaries is presented under the equity method of accounting.

        The accompanying condensed financial statements are presented only for periods following the Ares Acquisition (the "Successor periods"). We have not presented parent-only condensed financial statements for periods prior to the Ares Acquisition (the "Predecessor periods"), as we believe the information will not be meaningful to investors due to differences in the legal entity structure and capitalization, and application of purchase accounting as of the closing date of the acquisition by Ares Management.

        These parent-only financial statements should be read in conjunction with the consolidated financial statements of Smart & Final Stores, Inc. and Subsidiaries and its Predecessor, Smart & Final Holdings Corp. and Subsidiaries (the "Company") included elsewhere herein.

Note 2: Guarantees and restrictions

        Smart & Final Stores LLC, a subsidiary of the Company, has $594.9 million of principal amount of long-term debt outstanding under the First Lien Term Loan Facility as of December 28, 2014. Under the terms of the First Lien Term Loan Credit Agreement dated November 15, 2012 (the "Agreement"), SF CC Intermediate Holdings, Inc. guaranteed the payment of all principal and interest. The debt matures on November 15, 2019 and includes restrictions on the ability of Smart & Final Stores LLC and its subsidiaries to incur additional liens and indebtedness, make investments, loans and advances, pay dividends and enter into sale and lease back transactions, among other restrictions. Under the Agreement, provided no event of default has occurred and is continuing, Smart & Final Stores LLC is permitted to pay dividends to Smart & Final Holdings, Inc. in an amount not to exceed $50 million, at December 28, 2014, and pursuant to certain other limited exceptions. The restricted net assets of the Company's consolidated subsidiaries is approximately $493.2 million as of December 28, 2014.